Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

(22)  Discontinued Operations

On January 15, 2010, we completed the sale of our vitamins and nutritional supplements business for a purchase price of approximately $62.6 million in cash, which is net of the final working capital adjustment. The sale included our entire private label and branded nutritional businesses and represents the complete divestiture of our entire vitamins and nutritional supplements business segment. We recognized a gain of approximately $18.7 million ($11.6 million, net of tax) during 2010. The results of the vitamins and nutritional supplements business, which represents our entire vitamins and nutritional supplements business segment, are included in income from discontinued operations, net of tax, in our consolidated financial statements.

The following summarized financial information related to the vitamins and nutritional supplements businesses has been segregated from continuing operations and reported as discontinued operations through the date of disposition (in thousands).

For The Year Ended December 31, 2010
Net revenue	$4,362
Income from discontinued operations before income taxes	$18,487
Provision for income taxes	$7,090
Net income from discontinued operations	$11,397